Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 30,650	$ 2,334,425
Other receivables	529,606	142,255
Prepaid costs and expenses		3,187,052
Total current assets	560,256	5,663,732
PROPERTY AND EQUIPMENT, NET		723,777
OTHER ASSETS
Restricted cash	600,000	600,000
Deposits for rental vehicles	3,246,277	2,482,592
Deposits for property and equipment	110,000
Prepaid expenses		2,200,506
Deferred tax assets		810,863
Total other assets	3,956,277	6,093,961
Total assets	4,516,533	12,481,470
CURRENT LIABILITIES
Other payables and accrued liabilities	429,593	355,434
Taxes payable		47,785
Total current liabilities	429,593	403,219
Total liabilities	429,593	403,219
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Common shares, $0.01 par value, 50,000,000 shares authorized, 15,399,185 and 14,899,185 shares issued and outstanding of December 31, 2019 and December 31, 2018	153,992	148,992
Shares subscription receivables	(45,457)	(45,457)
Additional paid-in capital	17,610,220	15,855,220
Statutory reserves	6,189	6,189
Accumulated deficit	(13,790,152)	(4,319,902)
Accumulated other comprehensive loss	(100,186)	(33,947)
Total shareholders' equity	3,834,607	11,611,095
NONCONTROLLING INTEREST	252,333	467,156
Total shareholders' equity	4,086,940	12,078,251
Total liabilities and shareholders' equity	$ 4,516,533	$ 12,481,470